Material Accounting Policy Information (Details) - AUD ($)			6 Months Ended
	Dec. 31, 2025	Dec. 02, 2025	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025
Material Accounting Policy Information [Abstract]
Consolidated loss after income tax			$ (12,552,490)	$ (10,453,811)
Net current asset position	$ 45,612,689		45,612,689		$ 9,119,727
Net cash outflows from operating activities			$ (9,540,623)	$ (8,420,244)
Raised amount		$ 46,510,000
Cash balance after deducting offering expenses	$ 69,460,000